Lease	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Leases [Abstract]
Lease

7.	Lease

Office Lease

The Company pays an annual rent of $1,800 for its headquarters at 680 W Nye Lane, Suite 201, Carson City Nevada 89703. The rental agreement was for a one-year term and commenced on May 1, 2025.

7.	Leases

Office Leases

The Company pays an annual rent of $1,800 for its headquarters at 680 W Nye Lane, Suite 201, Carson City Nevada 89703. The rental agreement was for a one-year term, commenced on May 1, 2025.